Leuthold Grizzly Short Fund
Schedule of Investments
December 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 94.1%		Value
Money Market Funds - 70.7%	Shares
Fidelity Government Portfolio - Class Institutional, 4.38% (a)(b)(c)	30,135,731	$30,135,731

U.S. Treasury Bills - 23.4%	Par
4.52%, 01/16/2025 (c)(d)	10,000,000	9,981,375
TOTAL SHORT-TERM INVESTMENTS (Cost $40,117,106)		40,117,106

TOTAL INVESTMENTS - 94.1% (Cost $40,117,106)		40,117,106
Other Assets in Excess of Liabilities - 5.9% (c)		2,521,349
TOTAL NET ASSETS - 100.0%		$42,638,455
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.
(b)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(c)	All or a portion of security has been pledged as collateral for open securities sold short.
(d)	The rate shown is the annualized effective yield as of December 31, 2024.

Leuthold Grizzly Short Fund
Schedule of Securities Sold Short
December 31, 2024 (Unaudited)

COMMON STOCKS - (73.0)%	Shares	Value
Aerospace & Defense - (3.8)%
Boeing Co.	(2,807)	$(496,839)
Cadre Holdings, Inc.	(6,575)	(212,372)
Kratos Defense & Security Solutions, Inc.	(9,323)	(245,941)
Spirit AeroSystems Holdings, Inc. - Class A	(7,070)	(240,946)
TransDigm Group, Inc.	(339)	(429,608)
		(1,625,706)

Air Freight & Logistics - (1.0)%
United Parcel Service, Inc. - Class B	(3,313)	(417,769)

Automobile Components - (0.9)%
Adient PLC	(11,318)	(195,009)
Dana, Inc.	(18,402)	(212,727)
		(407,736)

Beverages - (3.9)%
Brown-Forman Corp. - Class B	(9,311)	(353,632)
Constellation Brands, Inc. - Class A	(1,821)	(402,441)
Monster Beverage Corp.	(9,169)	(481,923)
PepsiCo, Inc.	(2,690)	(409,041)
		(1,647,037)

Biotechnology - (0.8)%
Vertex Pharmaceuticals, Inc.	(884)	(355,987)

Building Products - (0.5)%
Trex Co., Inc.	(3,047)	(210,334)

Capital Markets - (4.9)%
Ares Management Corp. - Class A	(3,315)	(586,854)
FactSet Research Systems, Inc.	(538)	(258,391)
MarketAxess Holdings, Inc.	(1,269)	(286,845)
MSCI, Inc.	(930)	(558,009)
Nasdaq, Inc.	(4,951)	(382,762)
		(2,072,861)

Chemicals - (3.4)%
Air Products and Chemicals, Inc.	(1,262)	(366,030)
Albemarle Corp.	(4,058)	(349,313)
Chemours Co.	(9,394)	(158,759)
Stepan Co.	(2,582)	(167,055)
Westlake Corp.	(3,711)	(425,466)
		(1,466,623)

Commercial Services & Supplies - (0.5)%
Casella Waste Systems, Inc. - Class A	(1,860)	(196,807)

Containers & Packaging - (1.0)%
Smurfit WestRock PLC	(7,657)	(412,406)

Electrical Equipment - (1.1)%
Rockwell Automation, Inc.	(1,673)	(478,127)

Electronic Equipment, Instruments & Components - (1.0)%
Cognex Corp.	(6,729)	(241,302)
Novanta, Inc.	(1,249)	(190,810)
		(432,112)

Energy Equipment & Services - (0.4)%
Valaris Ltd.	(3,503)	(154,973)

Entertainment - (2.8)%
ROBLOX Corp. - Class A	(7,788)	(450,614)
Take-Two Interactive Software, Inc.	(2,800)	(515,424)
Warner Music Group Corp. - Class A	(7,119)	(220,689)
		(1,186,727)

Financial Services - (1.2)%
Flywire Corp.	(10,363)	(213,685)
Remitly Global, Inc.	(12,885)	(290,814)
		(504,499)

Ground Transportation - (3.9)%
JB Hunt Transport Services, Inc.	(2,234)	(381,255)
Knight-Swift Transportation Holdings, Inc.	(4,227)	(224,200)
Marten Transport Ltd.	(13,140)	(205,115)
Old Dominion Freight Line, Inc.	(2,245)	(396,018)
Saia, Inc.	(479)	(218,295)
Schneider National, Inc. - Class B	(8,411)	(246,274)
		(1,671,157)

Health Care Equipment & Supplies - (2.5)%
Inspire Medical Systems, Inc.	(1,088)	(201,693)
Intuitive Surgical, Inc.	(795)	(414,958)
iRhythm Technologies, Inc.	(2,532)	(228,311)
QuidelOrtho Corp.	(4,965)	(221,191)
		(1,066,153)

Health Care Providers & Services - (0.5)%
Guardant Health, Inc.	(7,128)	(217,760)

Hotels, Restaurants & Leisure - (4.6)%
DraftKings, Inc. - Class A	(12,496)	(464,851)
First Watch Restaurant Group, Inc.	(11,275)	(209,828)
Red Rock Resorts, Inc. - Class A	(4,234)	(195,780)
Restaurant Brands International, Inc.	(6,553)	(427,124)
Starbucks Corp.	(4,995)	(455,794)
Vail Resorts, Inc.	(1,026)	(192,324)
		(1,945,701)

Household Products - (1.3)%
Clorox Co.	(3,457)	(561,451)

Independent Power and Renewable Electricity Producers - (0.4)%
Ormat Technologies, Inc.	(2,690)	(182,167)

Insurance - (3.0)%
Aon PLC - Class A	(1,386)	(497,796)
Arthur J. Gallagher & Co.	(1,860)	(527,961)
Ryan Specialty Holdings, Inc.	(4,236)	(271,781)
		(1,297,538)

IT Services - (0.7)%
MongoDB, Inc.	(1,322)	(307,775)

Life Sciences Tools & Services - (3.1)%
Bruker Corp.	(3,626)	(212,556)
Danaher Corp.	(1,760)	(404,008)
Repligen Corp.	(1,597)	(229,872)
West Pharmaceutical Services, Inc.	(1,425)	(466,773)
		(1,313,209)

Machinery - (2.3)%
Hillenbrand, Inc.	(4,747)	(146,113)
IDEX Corp.	(2,021)	(422,975)
Xylem, Inc./NY	(3,402)	(394,700)
		(963,788)

Metals & Mining - (1.1)%
Franco-Nevada Corp.	(4,115)	(483,883)

Oil, Gas & Consumable Fuels - (5.9)%
California Resources Corp.	(4,791)	(248,605)
Chevron Corp.	(2,942)	(426,119)
EQT Corp.	(11,011)	(507,717)
Expand Energy Corp.	(4,463)	(444,292)
Hess Corp.	(3,634)	(483,358)
Range Resources Corp.	(6,967)	(250,673)
Talos Energy, Inc.	(15,577)	(151,253)
		(2,512,017)

Passenger Airlines - (1.1)%
Southwest Airlines Co.	(14,271)	(479,791)

Personal Care Products - (2.1)%
elf Beauty, Inc.	(1,453)	(182,424)
Interparfums, Inc.	(1,753)	(230,537)
Kenvue, Inc.	(23,299)	(497,434)
		(910,395)

Professional Services - (1.5)%
Dayforce, Inc.	(3,574)	(259,615)
Equifax, Inc.	(1,494)	(380,746)
		(640,361)

Real Estate Management & Development - (1.5)%
CoStar Group, Inc.	(5,570)	(398,756)
Howard Hughes Holdings, Inc.	(2,910)	(223,837)
		(622,593)

Semiconductors & Semiconductor Equipment - (4.4)%
Ambarella, Inc.	(3,932)	(286,014)
ARM Holdings PLC - ADR	(3,176)	(391,791)
ASML Holding NV	(561)	(388,818)
Power Integrations, Inc.	(3,295)	(203,302)
Silicon Laboratories, Inc.	(1,643)	(204,093)
Texas Instruments, Inc.	(2,138)	(400,896)
		(1,874,914)

Software - (3.6)%
Cadence Design Systems, Inc.	(1,787)	(536,922)
Confluent, Inc. - Class A	(8,454)	(236,374)
Crowdstrike Holdings, Inc. - Class A	(1,079)	(369,191)
Zscaler, Inc.	(2,115)	(381,567)
		(1,524,054)

Specialty Retail - (0.9)%
CarMax, Inc.	(2,683)	(219,362)
Floor & Decor Holdings, Inc. - Class A	(1,897)	(189,131)
		(408,493)

Textiles, Apparel & Luxury Goods - (0.5)%
Birkenstock Holding PLC	(3,707)	(210,039)

Trading Companies & Distributors - (0.9)%
Fastenal Co.	(5,192)	(373,357)
TOTAL COMMON STOCKS (Proceeds $31,371,289)		(31,136,300)

EXCHANGE TRADED FUNDS - (21.4)%
Invesco QQQ Trust Series 1	(2,055)	(1,050,578)
iShares Expanded Tech-Software Sector ETF	(7,561)	(757,007)
iShares S&P 500 Growth ETF	(24,728)	(2,510,634)
iShares Semiconductor ETF	(4,158)	(896,007)
iShares U.S. Transportation ETF	(14,223)	(961,048)
iShares U.S. Utilities ETF	(14,982)	(1,441,418)
Real Estate Select Sector SPDR Fund	(13,630)	(554,332)
Vanguard S&P 500 ETF	(1,764)	(950,461)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $8,764,440)		(9,121,485)

REAL ESTATE INVESTMENT TRUSTS - (2.4)%
Industrial REITs - (0.5)%
Rexford Industrial Realty, Inc.	(4,713)	(182,205)

Residential REITs - (1.0)%
Invitation Homes, Inc.	(13,426)	(429,229)

Specialized REITs - (0.9)%
Digital Realty Trust, Inc.	(2,222)	(394,027)
TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds $1,084,098)		(1,005,461)

TOTAL SECURITIES SOLD SHORT - (96.8)% (Proceeds $41,219,827)		$(41,263,246)

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust

Summary of Fair Value Disclosure as of December 31, 2024 (Unaudited)

Leuthold Grizzly Short Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Money Market Funds	$30,135,731	$–	$–	$30,135,731
U.S. Treasury Bills	–	9,981,375	–	9,981,375
Total Investments	$30,135,731	$9,981,375	$–	$40,117,106

Liabilities:
Investments:
Common Stocks	$(31,136,300)	$–	$–	$(31,136,300)
Exchange Traded Funds	(9,121,485)	–	–	(9,121,485)
Real Estate Investment Trusts	(1,005,461)	–	–	(1,005,461)
Total Investments	$(41,263,246)	$–	$–	$(41,263,246)

Refer to the Schedule of Investments for further disaggregation of investment categories.